Other operating results, net (Tables)	12 Months Ended
Jun. 30, 2023
Other operating results net
Schedule of other operating results net
	06.30.2023	06.30.2022	06.30.2021
Gain/ (loss) from commodity derivative financial instruments	909	(5,083)	(16,089)
Gain from sale of subsidiaries and joint ventures	-	-	304
(Loss)/ gain from sale of property, plant and equipment	(674)	17	34
Realization of currency translation adjustment (i)	428	-	-
Donations	(378)	(343)	(647)
Lawsuits and other contingencies	(7,765)	(714)	(1,184)
Interest and allowances generated by operating assets	(1,472)	3,081	10,906
Administration fees	116	84	39
Others	(78)	1,309	(1,430)
Total other operating results, net	(8,914)	(1,649)	(8,067)